Shareholder Report, Holdings (Details)_2	Jun. 30, 2024
Initial Class | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Initial Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Initial Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Initial Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Initial Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Initial Class | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Lowes Cos., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Initial Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Initial Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Initial Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Service Class | JP Morgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Service Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Service Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Service Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Service Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Lowes Cos., Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Service Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	29.80%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Service Class | Domestic Equity [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%